Document And Entity Information	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Paychex, Inc.
Entity Central Index Key	0000723531
Entity Emerging Growth Company	false
Entity File Number	0-11330
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1124166
Entity Address, Address Line One	911 Panorama Trail South
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14625-2396
City Area Code	(585)
Local Phone Number	385-6666
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PAYX
Security Exchange Name	NASDAQ